Commitments (Minimum Lease Commitments Under Non-Cancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 97
2015	69
2016	46
2017	27
2018	16
2019 and beyond	78
Total	$ 333